FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of company's assets and liabilities that were measured at fair value on a recurring basis
The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair hierarchy (in thousands):

	September 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government money market funds	$26,054	$—	$—	$26,054
Mutual funds	5,190	—	—	5,190
U.S. Government treasury securities	30,058	—	—	30,058

Total assets, measured at fair value	$61,302	$—	$—	$61,302

Liabilities:
Pay-to-Play convertible notes	$—	$—	$15,977	$15,977
2023 Convertible notes	—	—	148,551	148,551
Warrant liabilities	—	—	7,755	7,755

Total liabilities, measured at fair value	$—	$—	$172,283	$172,283

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Pay-to-Play convertible notes	$—	$—	$14,641	$14,641
2023 Convertible notes	—	—	18,064	18,064
Warrant liabilities	—	—	3,730	3,730

Total liabilities, measured at fair value	$—	$—	$36,435	$36,435

The table below presents the Company’s financial liabilities measured at fair value on a recurring basis aggregated by the level in the fair hierarchy (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Pay-to-Play convertible notes	$—	$—	$14,641	$14,641
2023 Convertible notes	—	—	18,064	18,064
Warrant liabilities	—	—	3,730	3,730

Total liabilities, measured at fair value	$—	$—	$36,435	$36,435

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Pay-to-Play convertible notes	$—	$—	$3,139	$3,139
Warrant liabilities	—	—	529	529

Total liabilities, measured at fair value	$—	$—	$3,668	$3,668

Schedule of summary of changes in the fair value of financial instruments that are measured at fair value on a recurring basis
The change in the fair value of the Level 3 liabilities during the three and nine months ended September 30, 2024 and 2023 was as follows (in thousands):

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Three months ended September 30, 2024:
Balance at June 30, 2024	$16,042	$133,088	$7,665	$156,795
Change in estimated fair value	(65)	15,463	90	15,488

Balance at September 30, 2024	$15,977	$148,551	$7,755	$172,283

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Nine months ended September 30, 2024:
Balance at December 31, 2023	$14,641	$18,064	$3,730	$36,435
Issuance of 2023 convertible note warrants and related warrants	—	105,902	4,816	110,718
Issuance of Pre-funded common stock warrants	—	—	464	464
Change in estimated fair value	1,336	24,585	(1,255)	24,666

Balance at September 30, 2024	$15,977	$148,551	$7,755	$172,283

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Three months ended September 30, 2023:
Balance at June 30, 2023	$13,763	$—	$2,227	$15,990
Issuance of convertible notes and related warrants	—	7,275	1,125	8,400
Change in estimated fair value	398	1,241	(327)	1,312

Balance at September 30, 2023	$14,161	$8,516	$3,025	$25,702

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Nine months ended September 30, 2023:
Balance at December 31, 2022	$3,139	$—	$529	$3,668
Reinstatement of common stock warrants as preferred stock warrants	—	—	61	61
Issuance of Pay-to-Play convertible notes and related warrants	8,717	—	565	9,282
Issuance of convertible notes and related warrants	—	7,275	1,125	8,400
Change in estimated fair value	2,305	1,241	745	4,291

Balance at September 30, 2023	$14,161	$8,516	$3,025	$25,702

The change in the fair value of the Level 3 liabilities during the years ended December 31, 2023 and 2022 was as follows (in thousands):

	Pay-to Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Balance at January 1, 2022	$—	$—	$1,314	$1,314
Issuance of Series D-2 Preferred Stock warrants	—	—	1,634	1,634
Issuance of Pay-to-Play convertible notes	2,961	—	—	2,961
Change in estimated fair value	500	—	(2,687)	(2,187)
Conversion of preferred stock to common stock and reclassified to equity	—	—	(54)	(54)
Issuance of Pay-to-Play convertible note warrants	(322)	—	322	—

Balance at December 31, 2022	$3,139	$—	$529	$3,668
Reinstatement of common stock warrants as preferred stock warrants	—	—	61	61
Issuance of Pay-to-Play convertible notes and related warrants	8,717	—	565	9,282
Common rights offering	142	—	—	142
Issuance of 2023 convertible notes and related warrants	—	11,175	1,125	12,300
Issuance of Pre-funded common stock warrants	—	—	505	505
Change in estimated fair value	2,643	6,889	945	10,477

Balance at December 31, 2023	$14,641	$18,064	$3,730	$36,435

BURTECH ACQUISITION CORP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of company's assets and liabilities that were measured at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2024	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$49,915,251	$49,915,251	$—	$—
Liabilities:
Derivative Liability – Backstop Subscription Agreement	$446,776	$—	$—	$446,776

	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$71,432,177	$71,432,177	$—	$—

	$71,432,177	$71,432,177	$—	$—

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$71,432,177	$71,432,177	$—	$—

	$71,432,177	$71,432,177	$—	$—

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$295,802,694	$295,802,694	$—	$—

	$295,802,694	$295,802,694	$—	$—

Summary of key inputs used to value the company's Backstop subscription agreement
The key inputs of the models used to value the Company’s Backstop Subscription Agreement were as follows:

Inputs	Initial Measurement date of April 22, 2024	September 30, 2024
Stock Price	$11.05	$11.28
Risk-Free Rate	5.39%	4.83%
Weighted Terms	0.48	0.17
Market Implied Likelihood of Initial Business Combination	10.35%	12.1%

Schedule of summary of changes in the fair value of financial instruments that are measured at fair value on a recurring basis
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the three and nine months ended September 30, 2024:

Subscription Purchase Agreement
Fair Value as of January 1, 2024	$—
Initial Measurement on April 22, 2024	361,124
Change in Fair Value	(4,277)
Fair Value as of June 30, 2024	356,847
Change in Fair Value	89,929
Fair Value as of September 30, 2024	$446,776